Segment Information - Disaggregation of Total Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	$ 90,815,023	$ 84,664,293	$ 88,388,569
Export revenue	10,780,590	10,683,740	11,380,927
Abroad revenue	1,926,210	2,013,601	1,987,685
Total revenue	103,521,823	97,361,634	101,757,181
Radio - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue		223,272	841,437
Total revenue		223,272	841,437
Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	103,521,823	97,361,634	101,757,181
Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	(7,496,707)	(7,252,528)	(5,387,894)
Abroad revenue			(6,168)
Total revenue	(7,496,707)	(7,252,528)	(5,394,062)
Reportable segments
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	111,018,530	104,390,890	106,309,806
Reportable segments | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	98,311,730	91,693,549	92,935,026
Export revenue	10,780,590	10,683,740	11,380,927
Abroad revenue	1,926,210	2,013,601	1,993,853
Total revenue	111,018,530	104,390,890	106,309,806
Reportable segments | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(7,496,707)	(7,252,528)	(5,391,093)
Cable
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	48,020,929	45,367,108	41,701,982
Cable | Operating segment | Digital TV Service
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	15,883,520	16,549,458	16,298,079
Total revenue	15,883,520	16,549,458	16,298,079
Cable | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,971,853	1,633,201	1,507,831
Total revenue	1,971,853	1,633,201	1,507,831
Cable | Operating segment | Broadband Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	18,648,098	16,540,687	14,544,473
Total revenue	18,648,098	16,540,687	14,544,473
Cable | Operating segment | Telephony
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	4,977,671	4,382,964	3,658,121
Total revenue	4,977,671	4,382,964	3,658,121
Cable | Operating segment | Other Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	598,890	702,023	801,937
Total revenue	598,890	702,023	801,937
Cable | Operating segment | Telecommunications Networks
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	5,699,425	5,245,443	4,626,396
Abroad revenue	241,472	313,332	265,145
Total revenue	5,940,897	5,558,775	4,891,541
Cable | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	5,678,042	5,514,984	5,289,996
Cable | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(737,536)	(710,357)	(591,618)
Sky
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	22,026,616	22,134,701	21,347,078
Sky | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,233,537	1,112,662	953,634
Total revenue	1,233,537	1,112,662	953,634
Sky | Operating segment | DTH Broadcast Satellite TV
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	19,210,652	19,398,285	18,918,077
Abroad revenue	1,514,377	1,569,999	1,359,079
Total revenue	20,725,029	20,968,284	20,277,156
Sky | Operating segment | Pay-Per-View
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	56,883	42,291	98,539
Abroad revenue	11,167	11,464	17,749
Total revenue	68,050	53,755	116,288
Sky | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	9,338,664	9,212,317	9,232,152
Sky | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(594,773)	(581,270)	(437,275)
Content
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	35,941,918	32,613,007	35,060,534
Content | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	18,925,794	16,180,397	19,236,014
Export revenue	236,248	169,362	223,434
Total revenue	19,162,042	16,349,759	19,459,448
Content | Operating segment | Network Subscription Revenue
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	4,525,815	4,322,535	3,832,716
Export revenue	864,952	1,143,657	1,160,459
Total revenue	5,390,767	5,466,192	4,993,175
Content | Operating segment | Licensing and Syndication
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,781,380	1,572,659	1,794,636
Export revenue	9,607,729	9,224,397	8,813,275
Total revenue	11,389,109	10,797,056	10,607,911
Content | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(5,137,690)	(4,679,805)	(3,589,407)
Other Businesses
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	5,029,067	4,276,074	8,200,212
Other Businesses | Operating segment | Gaming
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,673,911	959,985	2,974,284
Total revenue	1,673,911	959,985	2,974,284
Other Businesses | Operating segment | Soccer, Sports and Show Business
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,658,928	1,382,708	1,821,605
Export revenue	71,661	146,324	1,182,972
Total revenue	1,730,589	1,529,032	3,004,577
Other Businesses | Operating segment | Publishing - Magazines
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	341,159	269,768	393,763
Abroad revenue		942	18,076
Total revenue	341,159	270,710	411,839
Other Businesses | Operating segment | Publishing - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	143,622	173,645	246,309
Abroad revenue			23,461
Total revenue	143,622	173,645	269,770
Other Businesses | Operating segment | Publishing Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	286,454	309,673	337,685
Total revenue	286,454	309,673	337,685
Other Businesses | Operating segment | Feature Film Production and Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	694,138	915,165	890,927
Export revenue			787
Abroad revenue	159,194	117,864	310,343
Total revenue	853,332	1,033,029	1,202,057
Other Businesses | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	$ (1,026,708)	$ (1,281,096)	$ (772,793)